Note 9 - Commitments and Contingencies (Details Textual) bbl in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) bbl	Aug. 22, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Retained Earnings (Accumulated Deficit), Ending Balance	$ (107,209,000)	$ (90,780,000)		$ (5,746,000)
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit), Ending Balance			$ 0
The Salt-Water Disposal Supply Agreement [Member]
Number of Barrels to be Delivered (Barrel of Oil) | bbl	5.5
Contractual Obligation, Total	$ 1,800,000
The Salt-Water Disposal Supply Agreement Due on September 30, 2021
Number of Barrels to be Delivered (Barrel of Oil) | bbl	2.5
Number of Barrels, Delivered (Barrel of Oil) | bbl	0.7
The Salt-Water Disposal Agreement Due on July 24, 2022 [Member]
Number of Barrels to be Delivered (Barrel of Oil) | bbl	3.0
Number of Barrels, Delivered (Barrel of Oil) | bbl	0.7
Other Noncurrent Assets [Member]
Operating Lease, Right-of-Use Asset	$ 506,000
Other Liabilities [Member]
Operating Lease, Liability, Total	508,000
Other Current Liabilities [Member]
Operating Lease, Liability, Noncurrent	430,000
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Noncurrent	$ 78,000